ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2024
Disclosure Accounts Payable and Accured Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Brookfield Renewable's accounts payable and accrued liabilities are as follows:

(MILLIONS)	June 30, 2024	December 31, 2023
Operating accrued liabilities	$509	$603
Accounts payable	346	388
Interest payable on borrowings	264	301
LP Unitholders distributions, preferred limited partnership unit distributions, preferred dividends payable , perpetual subordinate notes distributions and exchange shares dividends(1)	60	58
Current portion of lease liabilities	38	41
Current portion of contract liability	41	35
Income tax payable	13	41
Other	77	72
	$1,348	$1,539
(1)Includes amounts payable only to external LP unitholders and BEPC exchangeable shareholders. Amounts payable to Brookfield are included in due to related parties.